OTHER INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other investments
Other investments (Gross)	₽ 11,197	₽ 16,875
Allowance for ECL	(2)	(2)
Total other investments	11,195	16,873
At amortized cost
Other investments
Debt securities	9,381	15,327
Deposits	124	139
Loans and unquoted notes	36	12
Other	₽ 1,656	₽ 1,397